Debt - Additional Information (Details) - USD ($) $ in Millions			1 Months Ended		12 Months Ended
	Nov. 24, 2023	Dec. 31, 2022	May 31, 2022	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 30, 2023	Mar. 29, 2023	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Net repayments					$ 160.0	$ 0.0
Interest expense					43.1	1.5
Senior note maturing December 2027
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings							4.625%
Borrowings outstanding		$ 0.0			273.8	0.0
Senior note maturing August 2031
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings							2.63%
Borrowings outstanding		0.0			$ 409.8	0.0
SL-Credit Facility
Disclosure of detailed information about borrowings [line items]
Effective interest rate					5700.00%
Notional amount	$ 750.0				$ 750.0			$ 750.0	$ 500.0
Accordion feature	$ 250.0
Borrowings outstanding		160.0			0.0	160.0				$ 0.0
Standby charges on undrawn amounts					2.0	2.2
SL-Credit Facility | Bottom of range
Disclosure of detailed information about borrowings [line items]
Stand-by fee percentage	0.23%
SL-Credit Facility | Top of range
Disclosure of detailed information about borrowings [line items]
Stand-by fee percentage	0.46%
SL-Credit Facility, term loan
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 500.0
Construction Loans
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding		$ 33.7			$ 20.1	$ 33.7
Promissory notes
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings					5.60%
Borrowings, term		30 days
June 2021 Loan
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings					3.60%
Borrowings, term				5 years
May 2022 Loan
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings					2.20%
Borrowings, term			5 years
Yamana revolving credit facility
Disclosure of detailed information about borrowings [line items]
Net repayments					$ 205.0
Yamana
Disclosure of detailed information about borrowings [line items]
Borrowings recognized as of acquisition date					$ 927.6		$ 943.1
Yamana | Senior notes
Disclosure of detailed information about borrowings [line items]
Borrowings recognized as of acquisition date							$ 675.2
Effective interest rate							5.52%
Yamana | Senior note maturing December 2027
Disclosure of detailed information about borrowings [line items]
Borrowings recognized as of acquisition date							$ 283.0
Interest rate on borrowings							4.625%
Yamana | Senior note maturing August 2031
Disclosure of detailed information about borrowings [line items]
Borrowings recognized as of acquisition date							$ 500.0
Interest rate on borrowings							2.63%
SOFR | SL-Credit Facility | Bottom of range
Disclosure of detailed information about borrowings [line items]
Adjustment to base interest rate	1.25%
SOFR | SL-Credit Facility | Top of range
Disclosure of detailed information about borrowings [line items]
Adjustment to base interest rate	2.40%
Bank of Nova Scotia's Base Rate | SL-Credit Facility | Bottom of range
Disclosure of detailed information about borrowings [line items]
Adjustment to base interest rate	0.15%
Bank of Nova Scotia's Base Rate | SL-Credit Facility | Top of range
Disclosure of detailed information about borrowings [line items]
Adjustment to base interest rate	1.30%